Benefit Plans And Obligations For Termination Indemnity (Weighted Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.40%	4.30%
Expected long-term rate of return on Plans' assets	7.10%	7.30%
Rate of compensation increase	2.40%	2.40%
Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.17%	3.50%
Health care cost trend rate assumed for next year	5.50%	6.50%
Ultimate health care cost trend rate	3.84%	3.80%